Other Current Assets, Other Receivable and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 876	SFr 912
Accrued income recognized during the period	686	883
Payments received during the period	(952)	(915)
Foreign exchange revaluation	19	(4)
Balance as of December 31,	SFr 629	SFr 876